Related Party Transactions - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2020 TWD ($) shares	Jul. 31, 2019 TWD ($) shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
ASE Cultural and Educational Foundation [member] | Environmental charity [member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions				$ 100,000	$ 3,561	$ 100,000	$ 3,561	$ 100,000	$ 3,561
Associates [member]
Disclosure of transactions between related parties [line items]
Real estate properties acquired | $						$ 2,326,000
ASE Environmental Protection And Sustainability Foundation [Member] | Environmental Protection Project [Member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions				$ 100,000	$ 3,561
USI Enterprise Limited [member]
Disclosure of transactions between related parties [line items]
Repurchase of outstanding ordinary shares | shares | shares	2,685	2,805	2,805
Value of ordinary shares purchased	$ 1,520,976	$ 1,247,187	$ 54,166